Intangible Assets (Tables)	6 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of fair value of intellectual property

	Estimated Useful Life (years)	March 31, 2026	September 30, 2025
Intellectual property	5	$119,729,591	$—
Accumulated amortization		(5,813,804)	—
Net book value		$113,915,787	$—